SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares $ / shares	May 31, 2022 USD ($) shares $ / shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 shares $ / shares	Jul. 31, 2021 USD ($) shares $ / shares	May 31, 2021 USD ($) shares	Aug. 31, 2018 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 € / shares	Oct. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Par value per share | (per share)										$ 0.0001	$ 0.0001					€ 1
Proceeds from issuing shares | $										$ 182		$ 5,892		$ 6,857
Proceeds from exercise of warrants | $												$ 395
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares										$ 0	$ 0
Proceeds from issuing other equity instruments | $	$ 254
Payments for share issue costs | $	$ 22				$ 115
Number of shares issued | shares	2,000,000							15,270,249				1,774,744	1,774,744				8,938,666
Proceeds from issuing shares | $					$ 1,890			$ 4,034
Number of shares issued warrants | shares												1,774,744	1,774,744				4,469,333
Warrants exercise price | $ / shares																	$ 0.4
Warrants expiration date					March 2022
Converted shares description					Upon exercise the holder would receive one ordinary share and another unlisted warrant that bears an exercise price of AUD 0.7, converted to one ordinary share and expired on January 20, 2023
Proceeds from exercise of warrants | $												$ 395
Option life, share options granted | shares		200,000	200,000	250,000			1,100,000
Exercise price, share options granted | $ / shares			$ 0.4	$ 0.11		$ 0.7	$ 0.351
Description of vesting requirements for share-based payment arrangement		25% on the first anniversary of the Vesting Commencement Date and additional 6.25% at the end of each three months of continuous services thereafter. However, if Company or a parent thereof commences trading on NASDAQ, all options shall become fully vested				the Company raises an aggregated amount of at least 10 million in one raise (including by way of a merger with a company with such amount in its treasury) 80% of the options will become vested. If an amount of 20 million or more is raised in one raise all options will become vested.	(1) Company raised an aggregated amount of at least 20 million (including by way of a merger with a company with such amount in its treasury) (2) 25% of the options shall vest after one year and thereafter 6.25% at the end of every three months (3) the employees must continue to provide services to Company			vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years
Weighted average fair value at measurement date, share options granted | $	$ 98	$ 10	$ 5	$ 19			$ 214			$ 154	$ 154	$ 622	$ 622	$ 533	$ 533
Expenses of options | $										$ 152
Date of grant of share-based payment arrangement		July 2027	June 2027	May 26, 2027		December 6, 2026	July – September 2026
Security Matters Limited [Member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Term warrants												5 years
Expected dividend as percentage, share options granted												0.00%
Security Matters Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares			$ 0.7								$ 0.03		$ 0.35		$ 0.20
Security Matters Limited [Member] | Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted												0.11%
Expected volatility, share options granted												64.00%
Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares			$ 0.8								$ 0.14		$ 0.70		$ 0.70
Security Matters Limited [Member] | Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted												3.55%
Expected volatility, share options granted												118.00%
Security Matters Limited [Member] | Employees [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares										600,000		250,000		1,055,000
Security Matters Limited [Member] | Consultants [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares										1,600,000		5,400,000		750,000
Security Matters Limited [Member] | Board members [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares										322,317		257,562		2,500,000
Weighted average fair value at measurement date, share options granted | $										$ 54	$ 54	$ 53	$ 53
Security Matters Limited [Member] | Two Executive Director [Member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares									10,000,000
Exercise price, share options granted | $ / shares									$ 0.2
Date of grant of share-based payment arrangement									These milestones are reviewed by the Board of Directors and need to be achieved in 4 years since the date it was granted. If the milestones are not reached in 4 years, the options will expire
Security Matters Limited [Member] | Executive director [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares						167,000
Security Matters Limited [Member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted | shares						500,000